Business Acquisitions	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Business Acquisitions	Business Acquisitions
Acquisitions in 2020
On October 1, 2020, the Company acquired certain assets and liabilities of Teshmont Consultants LP (Teshmont) for cash consideration and notes payable. Teshmont is an electrical engineering consulting company specializing in high voltage power transmission and distribution engineering, based in Winnipeg, Manitoba. This addition further strengthened the Company's Energy & Resources operations in the Canada CGU.

On November 27, 2020, the Company acquired all the shares and business of AGEL adviseurs B.V. (AGEL) for cash consideration and notes payable. AGEL is a multi-discipline engineering firm specializing in environmental services, spatial development, infrastructure, and GIS services. AGEL is based in Oosterhout, Netherlands and strengthened the Environmental Services operations in the Company's Global group of CGUs.

On December 31, 2020, the Company acquired all the shares and business of Wenck Enterprises Inc. (Wenck) for cash consideration and notes payable. Wenck is an environmental services business whose engineering and environmental solutions support clients in the industrial, infrastructure, energy, and real estate sectors. Wenck is headquartered in Maple Plain, Minnesota, with additional offices in Colorado, Wyoming, North Dakota, and Georgia and strengthened the Company's Environmental Services operations in the Company's United States CGU.
Aggregate consideration for acquisitions completed in 2020 was $61.3. Goodwill from the acquisitions was $31.4 and the fair value of of the identifiable net assets acquired was $29.9. Identifiable net assets acquired included working capital of $13.3, intangible assets of $12.7, and other net assets of $3.9.

Acquisitions in 2021
On March 1, 2021, the Company acquired all the shares and business of Greg Tucker and Associates Pty Ltd. (GTA)
for cash consideration and notes payable. GTA is an Australian-based transportation planning and engineering firm with offices in Melbourne, Sydney, Brisbane, Adelaide, and Perth. This addition further strengthens the Company's
Infrastructure operations in the Global group of CGUs.

On May 1, 2021, the Company acquired all the shares and business of Clever West Investments Pty Ltd. (Engenium)
for cash consideration and notes payable. Engenium is based in Australia and specializes in the delivery of sustainable mining, resources, and industrial infrastructure projects, and has a strong focus on renewable energy and sustainable solutions. This addition further strengthens the Company's commitment to sustainability in its Global group of CGUs and Energy & Resources operations.

On September 30, 2021, the Company acquired certain assets and liabilities of Paleo Solutions, Inc. (Paleo). Paleo is a full-service natural resources and cultural resources management consulting firm. Paleo provides paleontological and archaeological services for the rail, transportation, water, and power sectors. Paleo is headquartered in Los Angeles, California with offices in Redlands, California and Denver, Colorado. This addition further strengthens the Company's commitment to sustainability in the Environmental Services operations in the United States CGU.

On November 1, 2021, the Company acquired all the shares of Driven by Values B.V. (Driven by Values) for cash consideration and notes payable. Driven by Values is an environmental services firm specialized in energy transition. Drive by Values is in the Netherlands with offices in Eindhoven and Sittard. This addition further strengthens the Company's Global Environmental Services operations in the Global group of CGUs.

On December 8, 2021, the Company acquired all of the shares of the North America and Asia Pacific engineering and consulting groups of Cardno Limited (Cardno). Cardno is a multidisciplinary firm specializing in designing, developing, and delivering sustainable projects. The operations include 85 offices primarily in the United States, Australia and New Zealand. This addition further strengthens the Company's Environmental Services and Infrastructure operations in the United States CGU, and the Environmental Services, Infrastructure, and Water operations in the Global group of CGUs.

On December 31, 2021, the Company acquired certain assets and liabilities of Cox|McLain Environmental Consulting, Inc (CMEC). CMEC is a full-service environmental consulting firm that provides comprehensive environmental and cultural resource compliance services. CMEC is headquartered in Austin, Texas with additional offices in Houston and Irving, Texas; Oklahoma City and Tulsa, Oklahoma; Washington DC; and Baton Rouge, Louisiana. This addition further strengthens the Company's Environmental Services operations in the United States CGU.
Details of the aggregate consideration transferred and the fair value of the identifiable assets and liabilities acquired at the date of acquisition are as follows:

For the acquisitions completed	Notes	Cardno acquisition $	Other acquisitions $	Total $

Cash consideration		657.6	77.1	734.7
Notes payable	17	1.0	40.6	41.6
Consideration		658.6	117.7	776.3

Cash consideration		657.6	77.1	734.7
Cash acquired		19.5	12.7	32.2
Net cash paid		638.1	64.4	702.5

Assets and liabilities acquired
Non-cash working capital
Trade receivables		84.9	14.0	98.9
Unbilled receivables		39.9	3.6	43.5
Trade and other payables		(64.6)	(10.9)	(75.5)
Deferred revenue		(41.6)	(1.4)	(43.0)
Other non-cash working capital		11.5	0.5	12.0
Property and equipment	11	11.0	0.6	11.6
Lease assets	12	70.4	9.5	79.9
Intangible assets	14	175.2	30.5	205.7
Lease liabilities		(82.3)	(9.1)	(91.4)
Other		(8.2)	(2.3)	(10.5)
Deferred tax liabilities	27	(14.6)	(5.3)	(19.9)
Total identifiable net assets at fair value		201.1	42.4	243.5
Goodwill arising on acquisitions	13	457.5	75.3	532.8

Trade receivables, unbilled receivables, and deferred revenue are recognized at fair value at the time of acquisition, and their fair value approximated their net carrying value.

The Company measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition as if the acquired leases were new leases at the acquisition date. The lease assets were measured at an amount equal to the lease liabilities and adjusted to reflect the favorable/unfavorable terms of the lease relative to market terms.

Goodwill consists of the value of expected synergies arising from an acquisition, the expertise and reputation of the assembled workforce acquired, and the geographic location of the acquiree. Tax deductible goodwill and intangible assets arising from the Cardno acquisition are nil, and other acquisitions are $27.4.

The Company assumed $9.2 in provisions for claims relating to Cardno and other acquisitions. As at December 31, 2021, provision for claims outstanding relating to all prior acquisitions were $14.2, based on their expected probable outcome (note 18). Certain of these claims are indemnified by the acquiree (note 15).

Cardno's gross revenue since the acquisition date was $36.9. For all other acquisitions, gross revenue since the acquisition date was $52.3. If the acquisition of Cardno had taken place at the beginning of the year, gross revenue and profit from the combined continuing operations for 2021 would have been $5,140.4 (unaudited) and $208.4 (unaudited), respectively. These pro-forma results are not necessarily representative of future performance.
Directly attributable acquisition-related costs for Cardno of $10.0, and other acquisitions of $0.5 have been expensed in administrative and marketing expenses. These costs consist primarily of legal, accounting, and financial advisory fees and costs directly related to the acquisition.

Fair value of net assets for current and prior year acquisitions
The preliminary fair values of the net assets recognized in the Company’s consolidated financial statements were based on management’s best estimates of the acquired identifiable assets and liabilities at the acquisition dates. Management finalized the fair value assessments of assets and liabilities purchased from Teshmont, AGEL, Wenck and GTA and is awaiting the finalization of the vendors' closing financial statements and tax review for Engenium, Paleo, Driven by Values, Cardno, and CMEC. Once the outstanding information from the acquisitions is received, reviews are completed, and approvals are obtained, the valuation of acquired assets and liabilities will be finalized. No significant measure period adjustments were recorded during 2021.